Others - Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially Affected by Exchange Rate Fluctuations (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($) ExchangeRate	Dec. 31, 2020 USD ($) ExchangeRate	Dec. 31, 2020 AUD ($) ExchangeRate	Dec. 31, 2019 TWD ($) ExchangeRate	Dec. 31, 2019 USD ($) ExchangeRate	Dec. 31, 2019 AUD ($) ExchangeRate
Others [Line Items]
Exchange rate of NT to $1.00	28.08
USD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities		$ 18,505			$ 13,493
Exchange rate of NT to $1.00 | ExchangeRate	28.480	28.480	28.480	29.980	29.980	29.980
Foreign currency amount financial liabilities book value	$ 527,022,000	$ 18,769		$ 404,520,000
USD : NTD | Financial Assets Monetary Items
Others [Line Items]
Foreign currency amount financial assets		$ 8,733			$ 3,126
Exchange rate of NT to $1.00 | ExchangeRate	28.480	28.480	28.480	29.980	29.980	29.980
Foreign currency amount financial assets book value	$ 248,716,000	$ 8,857		$ 93,717,000
AUD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities			$ 1,513			$ 1,687
Exchange rate of NT to $1.00 | ExchangeRate	21.950	21.950	21.950	21.005	21.005	21.005
Foreign currency amount financial liabilities book value	$ 33,210,000	$ 1,183		$ 35,435,000